INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES, NET [Abstract]
Schedule of Inventory, Net
	December 31,
	2012	2011
	$	$

Raw materials, parts and supplies	259	216
Finished products	21	53

	280	269